SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 98,913	$ 12,682	$ 32,573	$ 15,967
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	75,755		20,579	12,055
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	14,020		10,354	3,374
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 9,138		$ 1,640	$ 538